CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INTEREST INCOME
Finance Charge	$ 140,071,693		$ 128,761,404		$ 119,441,946
Net Investment Income	4,497,090		3,818,099		3,362,502
Financial Services Revenue	144,568,783		132,579,503		122,804,448
INTEREST EXPENSE
Senior Debt	10,755,834		10,091,821		9,861,176
Subordinated Debt	1,195,676		1,380,051		1,533,203
Interest Expense	11,951,510		11,471,872		11,394,379
NET INTEREST INCOME	132,617,273		121,107,631		111,410,069
Provision for loan losses	32,622,546	[1]	27,623,368	[1]	22,484,582	[1]
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	99,994,727		93,484,263		88,925,487
INSURANCE INCOME
Premiums and Commissions	47,964,294		45,683,657		42,845,762
Insurance Claims and Expenses	(10,836,029)		(10,205,444)		(9,136,876)
Net Insurance Income, Total	37,128,265		35,478,213		33,708,886
OTHER REVENUE	7,166,666		7,708,981		7,084,305
OPERATING EXPENSES:
Personnel Expense	67,419,267		63,044,814		59,483,888
Occupancy Expense	13,188,162		12,368,589		11,774,926
Other Expense	26,150,789		22,857,629		21,797,351
Operating Expenses, Total	106,758,218		98,271,032		93,056,165
INCOME BEFORE INCOME TAXES	37,531,440		38,400,425		36,662,513
Provision for Income Taxes	4,197,694	[2]	3,992,664	[2]	3,913,798	[2]
Net Income (Loss)	33,333,746		34,407,761		32,748,715
RETAINED EARNINGS, Beginning of Period	194,655,367
RETAINED EARNINGS, End of Period	$ 204,613,711		$ 194,655,367
BASIC EARNINGS PER SHARE	$ 196.08	[3]	$ 202.40	[3]	$ 192.64	[3]

[1]	Note 2.
[2]	Note 12
[3]	170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)